Investment (Details Narrative)				12 Months Ended
	Mar. 27, 2024 CAD ($) $ / shares shares	Jul. 05, 2023 CAD ($) Integer	Jun. 01, 2023 CAD ($) Integer	Jun. 30, 2024 CAD ($) Integer $ / shares shares	Apr. 10, 2024 CAD ($)	Nov. 01, 2023 CAD ($)
DisclosureOfInvestmentLineItems [Line Items]
Cash transferred						$ 2,498,973
Percentage of equity interest				16.00%
Solar Flow Through Funds Ltd [member]
DisclosureOfInvestmentLineItems [Line Items]
Cash transferred				$ 1,750,143
Issue of equity of common shares | shares				1,052,599
Par value per share | $ / shares				$ 2.93
Investment declined amount				$ 900,000
Changes in net investment value due to changes in operating expenses				100,000
Projected capital costs				14,000,000
Changes in net investment value due to changes in capital expenditure				$ 300,000
Percentage of fluctuation discount rate				0.25%
Changes in net investment value due to fluctuation of discount rate				$ 100,000
Solar Flow Through Funds Ltd [member] | Bottom of range [member]
DisclosureOfInvestmentLineItems [Line Items]
Percentage of estimated weighted average cost of capital				5.75%
Solar Flow Through Funds Ltd [member] | Top of range [member]
DisclosureOfInvestmentLineItems [Line Items]
Percentage of estimated weighted average cost of capital				6.25%
Solar Flow Through 2012 Limited Partnership [member]
DisclosureOfInvestmentLineItems [Line Items]
Limited partnership units | Integer			200
Investment, purchase price			$ 4,200
Solar Flow Through 2013 Limited Partnership [member]
DisclosureOfInvestmentLineItems [Line Items]
Limited partnership units | Integer			31,230
Investment, purchase price			$ 718,290
Solar Flow Through 2016 Limited Partnership [member]
DisclosureOfInvestmentLineItems [Line Items]
Limited partnership units | Integer		42,500
Investment, purchase price		$ 2,465,000
Solar Flow Through Limited [member]
DisclosureOfInvestmentLineItems [Line Items]
Limited partnership units | Integer				73,930
Number of common shares, converted | shares				702,820
Cash transferred	$ 1,750,143
Issue of equity of common shares | shares	1,052,599
Receivables					$ 6,486,838
Par value per share | $ / shares	$ 2.93			$ 2.93